Commitments and Contingencies- Additional Information (Detail) - USD ($)			8 Months Ended	9 Months Ended
	Nov. 26, 2021	Oct. 28, 2021	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022
Sponsor [Member]
Other Commitments [Line Items]
Shares issued, value, share-based payment arrangement, forfeited	$ 0
Share-based compensation arrangement by share-based payment award, options, forfeitures in period	150,000
Founder Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Shares issued, value, share-based payment arrangement, forfeited		$ 0
IPO [Member]
Other Commitments [Line Items]
Stock issued during the period shares	20,010,000
IPO [Member] | Founder Shares [Member]
Other Commitments [Line Items]
Stock issued during the period shares	150,000
Stock issued during period, value, new issues	$ 500,000
Underwriting Agreement [Member]
Other Commitments [Line Items]
Option period after of Initial Public Offering			45 days	45 days
Payment of underwriting discount			$ 3,480,000	$ 3,480,000
Deferred underwriting commission					$ 6,525,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Stock issued during the period shares	2,610,000